INCOME TAXES (Schedule of Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current			$ 4,651	$ 4,108	$ 3,426
Deferred			(637)	(102)	(10)
State income tax expense (benefit of operating loss carryforwards)			313	251	84
Change in valuation allowance			(313)	(251)	(84)
Total	$ 1,276	$ 1,178	$ 4,014	$ 4,006	$ 3,416